UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	February 15, 2002

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  731919

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Abbott Laboratories   COM   002824100    23,387    419,500  SH  N/A  SOLE  N/A SOLE
Agilent               COM   00846U101    17,148    601,469  SH       SOLE      SOLE
American Express      COM   025816109    18,298    512,700  SH       SOLE      SOLE
Berkshire Hathaway B  COM   084670207    36,070     14,285  SH       SOLE      SOLE
Berkshire Hathaway    COM   084670108       378          5  SH       SOLE      SOLE
Citigroup Inc.        COM   172967101       136      2,700  SH       SOLE      SOLE
Coca-Cola             COM   191216100    31,503    668,150  SH       SOLE      SOLE
Costco Cos. Inc Com   COM   22160Q102    22,887    515,700  SH       SOLE      SOLE
Dell Computers        COM   247025109    26,976    992,500  SH       SOLE      SOLE
Gillette              COM   375766102    35,908  1,075,100  SH       SOLE      SOLE
Goldman Sachs         COM   38141G104    31,229    336,700  SH       SOLE      SOLE
Hershey Foods         COM   427866108    43,782    646,700  SH       SOLE      SOLE
Hughes Electronics    COM   370442832    10,248    663,300  SH       SOLE      SOLE
Intel Corp.           COM   458140100        94      3,000  SH       SOLE      SOLE
Johnson & Johnson     COM   478160104    48,704    824,100  SH       SOLE      SOLE
Merck & Co.           COM   589331107    30,338    515,960  SH       SOLE      SOLE
Merrill Lynch         COM   590188108    43,338    831,500  SH       SOLE      SOLE
Minnesota Mining      COM   604059105    31,849    269,430  SH       SOLE      SOLE
Morgan Stanley D.W.   COM   617446448    25,872    462,500  SH       SOLE      SOLE
Motorola, Inc.        COM   620076109    11,421    760,400  SH       SOLE      SOLE
NIKE, Inc. 'B'        COM   654106103    46,567    828,000  SH       SOLE      SOLE
Omnicom Group         COM   681919106    22,096    247,300  SH       SOLE      SOLE
PepsiCo, Inc.         COM   713448108    46,519    955,400  SH       SOLE      SOLE
Pfizer, Inc.          COM   717081103    20,077    503,800  SH       SOLE      SOLE
Schwab (Charles)      COM   808513105    10,494    678,324  SH       SOLE      SOLE
Siebel Systems        COM   826170102    27,963    999,400  SH       SOLE      SOLE
Texas Instruments     COM   882508104    18,878    674,200  SH       SOLE      SOLE
Wrigley (Wm.) Jr.     COM   982526105    49,759    968,640  SH       SOLE      SOLE